Ford Credit Auto Owner Trust 2025-A
Monthly Investor Report

Collection Period	July 2025
Payment Date	8/15/2025
Transaction Month	5
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-281130 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,668,378,947.84	45,722		54.3 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$315,000,000.00	4.421%		April 15, 2026
Class A-2a Notes	$326,000,000.00	4.47%		December 15, 2027
Class A-2b Notes	$250,000,000.00	4.74962%	*	December 15, 2027
Class A-3 Notes	$513,600,000.00	4.45%		October 15, 2029
Class A-4 Notes	$95,400,000.00	4.52%		February 15, 2031
Class B Notes	$47,370,000.00	4.89%		February 15, 2031
Class C Notes	$31,570,000.00	0.00%		September 15, 2032
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.41%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$5,873,694.06

Principal:
Principal Collections	$33,565,716.89
Prepayments in Full	$16,760,385.92
Liquidation Proceeds	$165,190.93
Recoveries	$0.00
Sub Total	$50,491,293.74
Collections	$56,364,987.80

Purchase Amounts:
Purchase Amounts Related to Principal	$169,736.77
Purchase Amounts Related to Interest	$664.07
Sub Total	$170,400.84

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$56,535,388.64

Ford Credit Auto Owner Trust 2025-A
Monthly Investor Report

Collection Period	July 2025
Payment Date	8/15/2025
Transaction Month	5
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$56,535,388.64
Servicing Fee	$1,217,489.29	$1,217,489.29	$0.00	$0.00	$55,317,899.35
Interest - Class A-1 Notes	$412,255.65	$412,255.65	$0.00	$0.00	$54,905,643.70
Interest - Class A-2a Notes	$1,214,350.00	$1,214,350.00	$0.00	$0.00	$53,691,293.70
Interest - Class A-2b Notes	$1,022,487.64	$1,022,487.64	$0.00	$0.00	$52,668,806.06
Interest - Class A-3 Notes	$1,904,600.00	$1,904,600.00	$0.00	$0.00	$50,764,206.06
Interest - Class A-4 Notes	$359,340.00	$359,340.00	$0.00	$0.00	$50,404,866.06
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$50,404,866.06
Interest - Class B Notes	$193,032.75	$193,032.75	$0.00	$0.00	$50,211,833.31
Second Priority Principal Payment	$4,083,915.12	$4,083,915.12	$0.00	$0.00	$46,127,918.19
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$46,127,918.19
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$46,127,918.19
Regular Principal Payment	$104,205,724.63	$46,127,918.19	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$56,535,388.64

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$4,083,915.12
Regular Principal Payment					$46,127,918.19
Total					$50,211,833.31

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$50,211,833.31	$159.40	$412,255.65	$1.31	$50,624,088.96	$160.71
Class A-2a Notes	$0.00	$0.00	$1,214,350.00	$3.73	$1,214,350.00	$3.73
Class A-2b Notes	$0.00	$0.00	$1,022,487.64	$4.09	$1,022,487.64	$4.09
Class A-3 Notes	$0.00	$0.00	$1,904,600.00	$3.71	$1,904,600.00	$3.71
Class A-4 Notes	$0.00	$0.00	$359,340.00	$3.77	$359,340.00	$3.77
Class B Notes	$0.00	$0.00	$193,032.75	$4.08	$193,032.75	$4.08
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$50,211,833.31	$31.80	$5,106,066.04	$3.23	$55,317,899.35	$35.03

Ford Credit Auto Owner Trust 2025-A
Monthly Investor Report

Collection Period	July 2025
Payment Date	8/15/2025
Transaction Month	5

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$108,289,639.75	0.3437766	$58,077,806.44	0.1843740
Class A-2a Notes	$326,000,000.00	1.0000000	$326,000,000.00	1.0000000
Class A-2b Notes	$250,000,000.00	1.0000000	$250,000,000.00	1.0000000
Class A-3 Notes	$513,600,000.00	1.0000000	$513,600,000.00	1.0000000
Class A-4 Notes	$95,400,000.00	1.0000000	$95,400,000.00	1.0000000
Class B Notes	$47,370,000.00	1.0000000	$47,370,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$1,372,229,639.75	0.8690828	$1,322,017,806.44	0.8372819

Pool Information
Weighted Average APR	4.846%	4.857%
Weighted Average Remaining Term	51.38	50.65
Number of Receivables Outstanding	42,323	41,386
Pool Balance	$1,460,987,151.82	$1,410,121,608.08
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,384,415,441.35	$1,336,575,724.63
Pool Factor	0.8756926	0.8452046

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,370.73
Yield Supplement Overcollateralization Amount	$73,545,883.45
Targeted Overcollateralization Amount	$105,124,849.25
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$88,103,801.64

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,370.73
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,370.73
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,370.73

Ford Credit Auto Owner Trust 2025-A
Monthly Investor Report

Collection Period	July 2025
Payment Date	8/15/2025
Transaction Month	5
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		81	$204,513.23
(Recoveries)		0	$0.00
Net Loss for Current Collection Period			$204,513.23
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.1680%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.0094%
Second Prior Collection Period			0.0998%
Prior Collection Period			0.0594%
Current Collection Period			0.1710%
Four Month Average (Current and Prior Three Collection Periods)			0.0849%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		345	$418,690.26
(Cumulative Recoveries)			$0.00
Cumulative Net Loss for All Collection Periods			$418,690.26
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0251%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,213.59
Average Net Loss for Receivables that have experienced a Realized Loss			$1,213.59

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.47%	159	$6,613,473.08
61-90 Days Delinquent	0.10%	29	$1,436,848.56
91-120 Days Delinquent	0.02%	4	$242,126.81
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.59%	192	$8,292,448.45

Repossession Inventory:
Repossessed in the Current Collection Period		9	$425,588.12
Total Repossessed Inventory		15	$710,746.67

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0509%
Prior Collection Period			0.0449%
Current Collection Period			0.0797%
Three Month Average			0.0585%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.55%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1191%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2025-A
Monthly Investor Report

Collection Period	July 2025
Payment Date	8/15/2025
Transaction Month	5

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	93	$4,382,409.60
2 Months Extended	121	$6,296,148.90
3+ Months Extended	25	$1,255,430.96

Total Receivables Extended	239	$11,933,989.46

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2025

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer